Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2018 and 2017 are as follows:

Balance at 12/31/2018
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,145	(11,150)	—	9,995
Software	17,153	(14,213)	—	2,940
Customer base	6,766	(4,628)	—	2,138
Trademarks	1,853	(1,163)	—	690
Other intangible assets	1,022	(942)	(3)	77
Intangible assets in process	1,016	—	—	1,016
Intangible assets	48,955	(32,096)	(3)	16,856

Balance at 12/31/2017
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,333	(10,548)	—	10,785
Software	16,407	(13,420)	—	2,987
Customer base	6,931	(4,200)	—	2,731
Trademarks	1,909	(1,129)	—	780
Other intangible assets	1,081	(993)	(2)	86
Intangible assets in process	636	—	—	636
Intangible assets	48,297	(30,290)	(2)	18,005

The movement in goodwill assigned to each Group segment was as follows:

2018
Millions of euros	Balance at 12/31/2017	Transfer to Non-currents assets held for sale	Write-offs	Exchange rate impact and other	Balance at 12/31/2018
Telefónica Spain	4,310	—	—	—	4,310
Telefónica Brazil	10,057	—	—	(1,066)	8,991
Telefónica Germany	4,815	—	—	—	4,815
Telefónica United Kingdom	4,648	—	—	(37)	4,611
Telefónica Hispam Norte	1,002	(183)	(350)	(5)	464
Telefónica Hispam Sur	1,907	—	—	555	2,462
Others	102	—	(6)	(1)	95
Total	26,841	(183)	(356)	(554)	25,748

2017(*)
Millions of euros	Balance at 12/31/2016	Additions	Write-offs	Exchange rate impact and other	Balance at 12/31/2017
Telefónica Spain	4,306	—	—	4	4,310
Telefónica Brazil	11,565	—	—	(1,508)	10,057
Telefónica Germany	4,787	28	—	—	4,815
Telefónica United Kingdom	4,824	—	—	(176)	4,648
Telefónica Hispam Norte	957	147	—	(102)	1,002
Telefónica Hispam Sur	2,083	—	—	(176)	1,907
Others	164	—	—	(62)	102
Total	28,686	175	—	(2,020)	26,841
(*) The movement in 2017 has been restated to reflect the spin off process of the Telefónica Hispanoamérica segment of Telefónica Hispam Norte and Telefónica Hispam Sur (see Note 4).

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
The perpetuity growth rates applied to the cash flow projections in 2018 and 2017 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2018	2017
Spain	0.9%	0.8%
Brazil	4.5%	4.5%
United Kingdom	0.8%	0.8%
Germany	1.0%	1.0%
The discount rates applied to the cash flow projections in 2018 and 2017 for the main CGUs are as follows:

	2018		2017
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	8.3%	6.4%	7.7%	5.9%
Brazil	14.4%	11.2%	14.0%	10.9%
United Kingdom	7.5%	6.3%	7.5%	6.3%
Germany	6.9%	5.2%	6.2%	4.7%
In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

	12/31/2018	12/31/2017
Telefónica Spain	4,310	4,310
Telefónica Brazil	8,991	10,057
Telefónica Germany	4,815	4,815
Telefónica United Kingdom	4,611	4,648
Telefónica Hispam Norte	464	1,002
Colombia	192	222
Mexico	—	339
Central America	144	319
Ecuador	128	122
Telefónica Hispam Sur	2,462	1,907
Chile	906	978
Peru	744	739
Argentina	785	161
Uruguay	27	29
Others	95	102
TOTAL	25,748	26,841

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. For the main CGU, the following maximum increases or decreases, expressed in percentage points (percentage points), were assumed:

Changes in key assumptions, In percentage points (percentage points)	Spain	United Kingdom	Germany	Brazil
Financial variables
Discount rate	+/- 0.5	+/- 1	+/- 0.5	+/- 1
Perpetuity growth rates	+/- 0.25	+/- 0.5	+/- 0.25	+/- 0.5
Operating variables
OIBDA Margin	+/- 2	+/- 1.25	+/- 1.25	+/- 2
Ratio of CapEx/Revenues	+/- 1	+/- 0.63	+/- 0.63	+/- 1